Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables used in calculation of ECL (audited) (Details)
	Dec. 31, 2021	Dec. 31, 2020
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.10%	24.70%
Baseline | GDP | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Baseline | GDP | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	6.30%
Baseline | GDP | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Baseline | GDP | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.60%
Baseline | GDP | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.00%
Baseline | GDP | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Baseline | GDP | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Baseline | GDP | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.10%
Baseline | GDP | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Baseline | GDP | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Baseline | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.70%
Baseline | GDP | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.60%
Baseline | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.70%
Baseline | GDP | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.60%
Baseline | Unemployment | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Baseline | Unemployment | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.70%
Baseline | Unemployment | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.40%
Baseline | Unemployment | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.80%
Baseline | Unemployment | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	5.10%
Baseline | Unemployment | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Baseline | Unemployment | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	6.90%
Baseline | Unemployment | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.70%
Baseline | Unemployment | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.60%
Baseline | Unemployment | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.60%
Baseline | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.70%
Baseline | Unemployment | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	6.40%
Baseline | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.70%
Baseline | Unemployment | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	6.40%
Baseline | HPI | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Baseline | HPI | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	2.40%
Baseline | HPI | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.30%
Baseline | HPI | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	5.00%
Baseline | HPI | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Baseline | HPI | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Baseline | HPI | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	2.80%
Baseline | HPI | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.70%
Baseline | HPI | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.70%
Baseline | HPI | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.70%
Baseline | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.60%
Baseline | HPI | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	3.80%
Baseline | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.60%
Baseline | HPI | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	3.80%
Baseline | UK bank rate | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Baseline | UK bank rate | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.00%
Baseline | UK bank rate | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	(0.10%)
Baseline | UK bank rate | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.00%
Baseline | UK bank rate | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Baseline | UK bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.00%
Baseline | UK bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.00%
Baseline | US federal funds rate | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Baseline | US federal funds rate | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Baseline | US federal funds rate | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.30%
Baseline | US federal funds rate | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.30%
Baseline | US federal funds rate | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.40%
Baseline | US federal funds rate | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Baseline | US federal funds rate | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	15.40%
Downside 2 | GDP | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Downside 2 | GDP | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(3.90%)
Downside 2 | GDP | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	6.50%
Downside 2 | GDP | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.60%
Downside 2 | GDP | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	1.40%
Downside 2 | GDP | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Downside 2 | GDP | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)	(2.40%)
Downside 2 | GDP | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.50%)	3.60%
Downside 2 | GDP | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.10%
Downside 2 | GDP | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.00%
Downside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(22.10%)
Downside 2 | GDP | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(10.60%)
Downside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	(0.90%)
Downside 2 | GDP | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.10%
Downside 2 | Unemployment | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Downside 2 | Unemployment | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.00%
Downside 2 | Unemployment | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	9.30%
Downside 2 | Unemployment | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	7.80%
Downside 2 | Unemployment | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.30%
Downside 2 | Unemployment | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Downside 2 | Unemployment | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	13.40%
Downside 2 | Unemployment | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.10%	11.90%
Downside 2 | Unemployment | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	10.10%
Downside 2 | Unemployment | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	8.20%
Downside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.20%	10.10%
Downside 2 | Unemployment | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.50%	13.70%
Downside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.20%
Downside 2 | Unemployment | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	10.40%
Downside 2 | HPI | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Downside 2 | HPI | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(14.30%)	(13.60%)
Downside 2 | HPI | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(21.80%)	(10.80%)
Downside 2 | HPI | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.90%	0.50%
Downside 2 | HPI | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	1.50%
Downside 2 | HPI | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Downside 2 | HPI | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.60%)	(17.20%)
Downside 2 | HPI | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.00%)	(0.70%)
Downside 2 | HPI | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	0.60%
Downside 2 | HPI | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	1.30%
Downside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(29.90%)	(18.30%)
Downside 2 | HPI | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.00%)	(15.90%)
Downside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	(3.60%)
Downside 2 | HPI | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	(3.00%)
Downside 2 | UK bank rate | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Downside 2 | UK bank rate | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(0.20%)
Downside 2 | UK bank rate | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	(0.20%)
Downside 2 | UK bank rate | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	(0.10%)
Downside 2 | UK bank rate | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(0.10%)
Downside 2 | UK bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	0.60%
Downside 2 | UK bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	(0.10%)
Downside 2 | US federal funds rate | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 2 | US federal funds rate | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 2 | US federal funds rate | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.30%
Downside 2 | US federal funds rate | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.30%
Downside 2 | US federal funds rate | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.30%
Downside 2 | US federal funds rate | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	1.30%
Downside 2 | US federal funds rate | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.80%	15.50%
Downside 1 | GDP | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Downside 1 | GDP | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.90%)
Downside 1 | GDP | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	6.50%
Downside 1 | GDP | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.60%
Downside 1 | GDP | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	1.40%
Downside 1 | GDP | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Downside 1 | GDP | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(2.40%)
Downside 1 | GDP | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.40%)	3.60%
Downside 1 | GDP | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.10%
Downside 1 | GDP | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.00%
Downside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(22.10%)
Downside 1 | GDP | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	(10.60%)
Downside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	0.10%
Downside 1 | GDP | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	0.80%
Downside 1 | Unemployment | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Downside 1 | Unemployment | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	8.00%
Downside 1 | Unemployment | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	9.30%
Downside 1 | Unemployment | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	7.80%
Downside 1 | Unemployment | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.30%
Downside 1 | Unemployment | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Downside 1 | Unemployment | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	13.40%
Downside 1 | Unemployment | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	11.90%
Downside 1 | Unemployment | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	10.10%
Downside 1 | Unemployment | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	8.20%
Downside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	8.40%
Downside 1 | Unemployment | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	13.00%
Downside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.50%
Downside 1 | Unemployment | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	8.30%
Downside 1 | HPI | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Downside 1 | HPI | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.80%)	(13.60%)
Downside 1 | HPI | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.50%)	(10.80%)
Downside 1 | HPI | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.90%	0.50%
Downside 1 | HPI | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	1.50%
Downside 1 | HPI | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Downside 1 | HPI | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.20%)	(17.20%)
Downside 1 | HPI | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	(0.70%)
Downside 1 | HPI | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	0.60%
Downside 1 | HPI | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	1.30%
Downside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(12.70%)	(4.50%)
Downside 1 | HPI | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(3.70%)
Downside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(0.20%)
Downside 1 | HPI | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	0.80%
Downside 1 | UK bank rate | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Downside 1 | UK bank rate | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(0.20%)
Downside 1 | UK bank rate | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	(0.20%)
Downside 1 | UK bank rate | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	(0.10%)
Downside 1 | UK bank rate | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(0.10%)
Downside 1 | UK bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.60%
Downside 1 | UK bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	0.00%
Downside 1 | US federal funds rate | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 1 | US federal funds rate | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.30%
Downside 1 | US federal funds rate | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	0.30%
Downside 1 | US federal funds rate | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 1 | US federal funds rate | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.30%
Downside 1 | US federal funds rate | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.30%
Downside 1 | US federal funds rate | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.30%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.90%	20.20%
Upside 2 | GDP | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Upside 2 | GDP | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	12.20%
Upside 2 | GDP | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.30%
Upside 2 | GDP | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.90%
Upside 2 | GDP | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.90%
Upside 2 | GDP | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Upside 2 | GDP | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	7.10%
Upside 2 | GDP | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.60%
Upside 2 | GDP | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.00%
Upside 2 | GDP | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	21.40%	14.20%
Upside 2 | GDP | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.80%	15.70%
Upside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.50%
Upside 2 | GDP | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.90%
Upside 2 | Unemployment | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 2 | Unemployment | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.20%
Upside 2 | Unemployment | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.50%
Upside 2 | Unemployment | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.80%
Upside 2 | Unemployment | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.40%
Upside 2 | Unemployment | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Upside 2 | Unemployment | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.50%
Upside 2 | Unemployment | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.30%
Upside 2 | Unemployment | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.10%
Upside 2 | Unemployment | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.10%
Upside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 2 | Unemployment | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.80%
Upside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.00%
Upside 2 | Unemployment | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.30%
Upside 2 | HPI | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Upside 2 | HPI | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	6.60%
Upside 2 | HPI | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	10.40%
Upside 2 | HPI | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	10.80%
Upside 2 | HPI | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	7.30%
Upside 2 | HPI | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Upside 2 | HPI | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.60%	8.80%
Upside 2 | HPI | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	9.10%
Upside 2 | HPI | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.90%
Upside 2 | HPI | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.50%
Upside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	35.70%	48.20%
Upside 2 | HPI | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	53.30%	42.20%
Upside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	8.20%
Upside 2 | HPI | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.90%	7.30%
Upside 2 | UK bank rate | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Upside 2 | UK bank rate | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.10%
Upside 2 | UK bank rate | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 2 | UK bank rate | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 2 | UK bank rate | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.50%
Upside 2 | UK bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | UK bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2 | US federal funds rate | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Upside 2 | US federal funds rate | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2 | US federal funds rate | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Upside 2 | US federal funds rate | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.60%
Upside 2 | US federal funds rate | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.90%
Upside 2 | US federal funds rate | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | US federal funds rate | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.50%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.20%	24.20%
Upside 1 | GDP | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Upside 1 | GDP | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	9.30%
Upside 1 | GDP | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Upside 1 | GDP | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.40%
Upside 1 | GDP | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.50%
Upside 1 | GDP | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Upside 1 | GDP | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.50%
Upside 1 | GDP | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 1 | GDP | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.70%
Upside 1 | GDP | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.30%
Upside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.30%	8.80%
Upside 1 | GDP | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.60%	12.80%
Upside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	1.60%
Upside 1 | GDP | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	2.40%
Upside 1 | Unemployment | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 1 | Unemployment | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	6.40%
Upside 1 | Unemployment | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	6.00%
Upside 1 | Unemployment | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	5.20%
Upside 1 | Unemployment | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.70%
Upside 1 | Unemployment | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Upside 1 | Unemployment | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.00%
Upside 1 | Unemployment | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.80%
Upside 1 | Unemployment | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.60%
Upside 1 | Unemployment | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.60%
Upside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 1 | Unemployment | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.80%
Upside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.30%
Upside 1 | Unemployment | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.70%
Upside 1 | HPI | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Upside 1 | HPI | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.60%
Upside 1 | HPI | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	6.10%
Upside 1 | HPI | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	6.10%
Upside 1 | HPI | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.70%
Upside 1 | HPI | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Upside 1 | HPI | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.30%	6.80%
Upside 1 | HPI | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	6.70%
Upside 1 | HPI | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	6.30%
Upside 1 | HPI | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.60%
Upside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.80%	30.80%
Upside 1 | HPI | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	45.20%	30.90%
Upside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.50%
Upside 1 | HPI | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.70%	5.50%
Upside 1 | UK bank rate | UK | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Upside 1 | UK bank rate | UK | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.10%
Upside 1 | UK bank rate | UK | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Upside 1 | UK bank rate | UK | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Upside 1 | UK bank rate | UK | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 1 | UK bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | UK bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.20%
Upside 1 | US federal funds rate | UNITED STATES | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Upside 1 | US federal funds rate | UNITED STATES | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 1 | US federal funds rate | UNITED STATES | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Upside 1 | US federal funds rate | UNITED STATES | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 1 | US federal funds rate | UNITED STATES | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.80%
Upside 1 | US federal funds rate | Specific bases | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | US federal funds rate | 5-year averages | UNITED STATES
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.50%